Notes Payable (Tables)	12 Months Ended
Mar. 31, 2026
Notes Payable [Abstract]
Schedule of Balances of Notes Payable	As of at March 31, 2026 and 2025, the balances of notes payable are as follow:

Beneficiary(1)	Endorser	Origination date	Maturity date	March 31, 2026	March 31, 2025
Allright	HUB	12/20/24	06/20/25	$-	$3,716,533
Allright	HUB	01/02/25	07/02/25	-	551,215
Allright	HUB	01/13/25	07/13/25	-	92,235
Allright	HUB	01/14/25	07/14/25	-	51,835
Allright	HUB	01/26/25	07/26/25	-	136,568
Jiuxin Medicine	HUB	12/11/24	06/11/25	-	2,692,363
Jiuxin Medicine	HUB	12/20/24	06/20/25	-	3,145,863
Allright	HUB	10/13/25	04/13/26	22,669	-
Total				$22,669	$10,386,612

(1)	As of March 31, 2026, the Company had $22,669 (RMB156,371) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $8,519 (RMB58,762 ) with HUB as collateral against these bank notes. As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB.